Lithium Extraction Technology Asset Purchase and Intangible Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Lithium Extraction Technology Asset Purchase And Intangible Assets
Lithium Extraction Technology Asset Purchase and Intangible Assets

8.	Lithium Extraction Technology Asset Purchase and Intangible Assets

On April 12, 2018, the Company closed an asset purchase agreement with North American Lithium, Inc. (“NAL”) and Selective Adsorption Lithium, Inc. (“SAL”), a company formerly controlled by shareholders of NAL, pursuant to which the Company acquired NAL’s data, analysis and reports related to lithium extraction from oilfield brines and all the outstanding shares of SAL, which held certain intellectual property (the “Acquisition”). The consideration for the Acquisition consisted of $875,000 cash, a 5% royalty on future product income, as defined, 4,700,000 common shares at closing and 20,609,488 common shares (“Milestone Shares”) based on the Company achieving certain milestones related to the filing of additional patents and raising additional financing. The total value of the Acquisition, including the Milestone Shares, was valued at approximately $9.1 million and recorded as intellectual property (the, “Intellectual Property”).

Additionally, the Company has filed additional patents to expand its intellectual property for the development of lithium extraction technologies. The Company’s intangible assets as of September 30, 2025, are as follows (in thousands):

				Weighted Average Remaining
	Gross Assets	Accumulated Amortization	Net Assets	Life (Years)
Intellectual property	$9,276	$(6,557)	$2,719	2.9
Patents	11	(2)	9	15.9
	$9,287	$(6,559)	$2,728

The Company’s intangible assets as of March 31, 2025, are as follows (in thousands):

				Weighted Average Remaining
	Gross Assets	Accumulated Amortization	Net Assets	Life (Years)
Intellectual property	$9,276	$(6,019)	$3,257	3.5
Patents	11	(2)	9	16.5
	$9,287	$(6,021)	$3,266

8.	Lithium Extraction Technology Asset Purchase and Intangible Assets

On April 12, 2018, the Company closed an asset purchase agreement with North American Lithium, Inc. (“NAL”) and Selective Adsorption Lithium, Inc. (“SAL”), a company formerly controlled by shareholders of NAL, pursuant to which the Company acquired NAL’s data, analysis and reports related to lithium extraction from oilfield brines and all the outstanding shares of SAL, which held certain intellectual property (the “Acquisition”). The consideration for the Acquisition consisted of $875,000 cash, a 5% royalty on future product income, as defined, 4,700,000 common shares at closing and 20,609,488 common shares (“Milestone Shares”) based on the Company achieving certain milestones related to the filing of additional patents and raising additional financing. The total value of the Acquisition, including the Milestone Shares, was valued at approximately $9.1 million and recorded as intellectual property (the, “Intellectual Property”).

Additionally, the Company has filed additional patents to expand its intellectual property for the development of lithium extraction technologies. The Company’s intangible assets as of March 31, 2025, are as follows (in thousands):

	Gross	Accumulated	Net	Weighted Average Remaining
	Assets	Amortization	Assets	Life (Years)
Intellectual property	$9,276	$(6,019)	$3,257	3.5
Patents	11	(2)	9	16.5
	$9,287	$(6,021)	$3,266

The Company’s intangible assets as of March 31, 2024, are as follows (in thousands):

	Gross	Accumulated	Net	Weighted Average Remaining
	Assets	Amortization	Assets	Life (Years)
Intellectual property	$9,276	$(4,945)	$4,331	4.5
Patents	11	(1)	10	17.5
	$9,287	$(4,946)	$4,341